Consolidated Statements Of Comprehensive Income - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Statement of Comprehensive Income [Abstract]
Net income (loss)	$ 2,757	$ 3,856	$ 2,142
Other comprehensive income (loss):
Unrealized investment gains (losses), net of related offsets	(4,434)	4,165	(3,337)
Unrealized gains (losses) on derivatives	559	1,288	(691)
Foreign currency translation adjustments	(101)	(44)	22
Defined benefit plans adjustment	342	(1,001)	1,191
Other comprehensive income (loss), before income tax	(3,634)	4,408	(2,815)
Income tax (expense) benefit related to items of other comprehensive income (loss)	1,285	(1,532)	965
Other comprehensive income (loss), net of income tax	(2,349)	2,876	(1,850)
Comprehensive income (loss)	408	6,732	292
Less: Comprehensive income (loss) attributable to noncontrolling interest, net of income tax	0	(5)	(7)
Comprehensive income (loss) attributable to Metropolitan Life Insurance Company	$ 408	$ 6,737	$ 299